Schedule of braskem idesa financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 2,100,000
Braskem idesa borrowings		11,939,268	R$ 4,729,587
Borrowings		34,897,260	41,732,123
Borrowings		2,139,462
Non current braskem idesa borrowings3		12,311,535	12,059,238
Current braskem idesa borrowings		86,765	7,660,128
Non current braskem idesa borrowings1		12,224,770	4,399,110
Project finance1 member
IfrsStatementLineItems [Line Items]
Notional amount2	[1]	R$ 700,000
Borrowings, maturity	[1]	Feb-2027
Borrowings, interest rate basis	[1]	Us dollar exchange variation + quarterly Libor + 3.25
Braskem idesa borrowings	[1]		2,444,515
Project finance2 member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 210,000
Borrowings, maturity		Feb-2027
Borrowings, interest rate basis		Us dollar exchange variation + 6.17
Braskem idesa borrowings			690,311
Project finance3 member
IfrsStatementLineItems [Line Items]
Notional amount2	[2]	R$ 600,000
Borrowings, maturity	[2]	Feb-2029
Borrowings, interest rate basis	[2]	Us dollar exchange variation + 4.33
Braskem idesa borrowings	[2]		2,145,326
Project finance4 member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 660,000
Borrowings, maturity		Feb-2029
Borrowings, interest rate basis		Us dollar exchange variation + quarterly Libor + 3.88
Braskem idesa borrowings			2,419,920
Project finance ten member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 2,170,000
Braskem idesa borrowings			7,700,072
Bond member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 900,000
Borrowings, maturity		Nov-2029
Borrowings, interest rate basis		Us dollar exchange variation + 7.45
Braskem idesa borrowings		R$ 5,104,463	4,729,587
Borrowings		914,696
Bond i i member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 1,200,000
Borrowings, maturity		Feb-2032
Borrowings, interest rate basis		Us dollar exchange variation + 6.99
Braskem idesa borrowings		R$ 6,834,805
Borrowings		1,224,766
Other member
IfrsStatementLineItems [Line Items]
Notional amount2		R$ 150,000
Borrowings, maturity		Oct-2026
Borrowings, interest rate basis		Us dollar exchange variation + quarterly Libor + 4.00
Braskem idesa borrowings		R$ 849,859
Borrowings		152,291
Transactions costs member
IfrsStatementLineItems [Line Items]
Braskem idesa borrowings		R$ (477,592)	R$ (370,421)

[1]	Prepaid in October 2021.
[2]	Funding operation carried out in October 2021.